Property and Equipment (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Property, Plant and Equipment [Abstract]
Schedule of Property and Equipment

Property and equipment at June 30, 2021 and December 31, 2020 consisted of the following:

	June 30, 2021	December 31, 2020
Leasehold Improvements	$323,281	$323,281
Machinery and Equipment	1,177,280	1,087,679
Building and Land	1,650,000	3,150,000
Furniture and Fixtures	578,843	543,366
Total property and equipment	3,729,404	5,104,326

Less: Accumulated depreciation	(1,010,268)	(948,651)
Property and equipment, net	$2,719,136	$4,155,675

Property and Equipment at December 31, 2020 and 2019 consisted of the following:

	December 31, 2020	December 31, 2019
Leasehold Improvements	323,281	323,281
Machinery and Equipment	1,087,679	1,052,203
Building and Land	3,150,000	3,150,000
Furniture and Fixtures	543,366	543,366
Total property and equipment	5,104,326	5,068,850

Less: Accumulated depreciation	(948,651)	(494,768)
Property and equipment, net	4,155,675	4,574,082